TAXES ON INCOME	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 14 -          TAXES ON INCOME

Tax benefits under the Israeli Law for the Encouragement of Capital Investments, 1959 ("the Law")

TAT and Turbochrome has elected to participate in the alternative package of tax benefits for its approved and benefited enterprise under the law.

Pursuant to such Law, the income derived from those enterprises will be exempt from Israeli corporate tax for a specified benefit period (except to the extent that dividends are distributed during the tax-exemption period other than upon liquidation) and subject to reduced corporate tax rates for an additional period.

In addition, pursuant to a recent amendment of the Law, any distribution of dividends as of August 15, 2021, will be prorated between exempt income and taxable income. As such, upon dividend distribution, in case the Company has accumulated exempt income, the Company will be obligated to pay corporate income tax it was exempted from with respect to the exempt profits portion.

Preferred Enterprises

In January 2011, additional amendments to the Law became effective (the “2011 Amendment”). Under the 2011 Amendment, income derived by ‘Preferred Companies’ from “Preferred Enterprises” (both as defined in the 2011 Amendment) would be subject to a uniform rate of corporate tax as opposed to the incentives that are limited to income from Approved or Benefiting Enterprises during their benefits period. According to the 2011 Amendment, the uniform tax rate on such income, referred to as “Preferred Income”, would be 6% in areas in Israel that are designated as Development Zone A and 12% elsewhere in Israel. Dividends distributed from taxable income derived from Preferred Enterprise would be subject to a 15% tax (or lower, if so provided under an applicable tax treaty), which would generally be withheld by the distributing Company .While the Company may incur additional tax liability in the event of distribution of dividends from tax exempt income generated from its Approved and Benefiting Enterprises, no additional tax liability will be incurred by the Company in the event of distribution of dividends from income taxed in accordance with the 2011 Amendment.

Under the transitional provisions of the 2011 Amendment, the Company elected to irrevocably implement the 2011 Amendment, commencing 2011 and thereafter, and be regarded as a "Preferred Enterprise" with respect to its existing Approved and Benefited Enterprises while waiving benefits provided under the legislation prior to the 2011 Amendment.

Under a recent amendment, announced in August 2013, beginning in 2014, dividends paid out of income attributed to a Preferred Enterprise will be subject to a withholding tax rate of 20% (instead of 15%). In addition, tax rates under the Preferred Enterprise were also raised effective January 1, 2014, to 9% in Zone A and 16%. The uniform tax rate for Development Zone A, as of January 1, 2017, is 7.5% (as part of changes enacted in Amendment 73).

TAT and Turbochrome are located in an area in Israel that is designated as Zone A and as such entitled to reduce tax rates of 7.5%.

Israel corporate tax rate

The taxable income of TAT, not subject to benefits as detailed above, is taxed at corporate tax rate, which was 23% for all years included in these financial statements.

Capital gain is subject to capital gain tax according to corporate tax rate in the year which the assets are sold.

As of December 31, 2025 and 2024, the Company has an accumulated tax loss carryforward in Israel of approximately $7,635 and $8,217, respectively. Such carryforward loss has no expiration date.

U.S. subsidiaries tax rates

The U.S. subsidiaries are taxed based on federal and state tax laws. The federal statutory tax rate for 2025, 2024 and 2023 was 21% plus 2.5% to 4% for state taxes.

On July 4, 2025, the U.S. enacted H.R. 1 "A bill to provide for reconciliation pursuant to Title II of H. Con. Res. 14", commonly referred to as the One Big Beautiful Bill Act ("OBBBA", or "OB3"). OB3 contains a broad range of provisions affecting businesses, such as the permanent extension of certain expiring provisions of the Tax Cuts and Jobs Act, including provisions related to bonus depreciation and immediately expensing of domestic research and development, as well as modifications to foreign derived intangible income and the restoration of other favorable tax provisions. The legislation has multiple effective dates, with certain provisions, including elective 100% bonus depreciation for assets placed in service after January 19, 2025, with many others generally not effective until 2026 through 2027. The Company’s provision for income tax reflects the impact of the enactment of the Act.

As of December 31, 2025 and 2024, the Company has a federal accumulated tax loss carryforward of approximately $6,826 and $7,860, respectively. Under U.S. tax laws, subject to certain limitations, carryforward tax losses originating in tax years beginning after January 1, 2018, have no expiration date, but are limited as a deduction to 80% of taxable income in any given year.

Tax assessments

TAT’s income tax assessments are considered final through 2018. Turbochrome income tax assessments are considered final through 2018.  Limco-Piedmont income tax assessments are considered final through 2019.

Income before taxes on income is comprised as follows:

	Year ended December 31,
	2025	2024	2023

Domestic (Israel)	$9,400	$7,761	$4,639
Foreign (United States)	8,077	2,792	106

	$17,477	$10,553	$4,745

Taxes on income included in the statements of income:

	Year ended December 31,
	2025	2024	2023
Current:
Domestic (Israel)	$191	$-	$-
Foreign (United States)	58	86	49

	249	86	49
Deferred:
Domestic (Israel)	(8)	(426)	358
Foreign (United States)	1,902	535	169

	1,894	109	527

	$2,143	$195	$576

Income taxes paid
	Year ended December 31,
	2025	2024	2023

Federal taxes
Domestic (Israel)	$71	$39	$-
Foreign (United States)	186	-	-
	$257	$39	$-

Income tax reconciliation

A reconciliation of the reported tax expense assuming all income is taxed at the statutory rate to taxes on income as reported in the statements of income:

	Year ended December 31,
	2025		2024		2023
	Amount	Percent	Amount	Percent	Amount	Percent

Israel statutory tax rate	$4,020	23%	$2,427	23%	$1,091	23%
Foreign tax effects
United States
Statutory tax rate difference between Israel and United States	(162)	(1)	(56)	(1)	(2)	-
Non-taxable or non-deductible items	23	-	10	-	6	-
Foreign country state/local taxes	139	1	31	-	(133)	(3)
Other adjustments	102	1	(6)	-	325	7
Israel preferred enterprise regime	(1,457)	(8)	(121)	(1)	(476)	(10)
Changes in valuation allowance	126	(1)	(2,338)	(22)	(231)	(5)
Non-taxable or non-deductible items	(34)	-	21	-	-	-
Foreign exchange difference	(558)	(3)	170	2	-	-
Other adjustments	(56)	-	57	1	(4)	-
Effective tax rate	$2,143	12%	$195	2%	$576	12%

Deferred income taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of TAT's deferred tax liabilities and assets are as follows:

	December 31,
	2025	2024
Deferred tax assets:
Net operating losses carryforward	$2,137	$2,519
Inventory reserves	1,530	1,362
Interest limitation	602	236
Provisions for employee benefits	340	355
R&D expenses	147	222
Capital tax losses carryforward	1,002	876
Others	565	892
Deferred tax assets, before valuation allowance	6,323	6,462
Valuation allowance (VA)	(1,002)	(876)
Deferred tax assets, net	5,321	5,586

Deferred tax liabilities:
Property, plant and equipment	(6,203)	(4,526)
Intangible assets	(108)	(150)
Other temporary differences deferred tax liabilities	(23)	(33)
Deferred tax liabilities	(6,334)	(4,709)

Net	$(1,013)	$877

The following table summarizes the changes in the valuation allowance for deferred tax assets:

Balance, December 31, 2022	$5,202
Deductions during the year	(1,988)
Balance, December 31, 2023	3,214
VA release during the year	(1,114)
Deductions during the year	(1,224)
Balance, December 31, 2024	876
VA increase during the year	126
Balance, December 31, 2025	$1,002

Valuation allowance

In assessing the likelihood of realizing deferred tax assets, management considers factors such as prior earnings history, expected future earnings and the reversal of existing taxable temporary differences. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Deferred taxes are determined by utilizing the asset and liability method based on the estimated future tax effects of differences between the financial accounting and tax bases of assets and liabilities under the applicable tax laws. Valuation allowances are provided if, based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. In the determination of the appropriate valuation allowances, the Company has considered the most recent projections of future business results and taxable income by jurisdiction. Actual results may vary in comparison to current projections. After consideration of the evidence described above, management believes it is more likely than not that deferred tax assets will not be realized. Therefore, during the year ended December 31, 2025, the Company recorded an additional $126 in respect of the valuation allowance applied on deferred tax assets recorded in Israel. As at December 31, 2025, the Company maintained a full valuation allowance relating to carry forward capital losses in Israel since management believes it is more likely than not that the deferred tax assets will not be realized.